Property (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, gross	$ 1,120.6	$ 1,067.7
Less accumulated depreciation and amortization	(734.8)	(693.1)
Property, net	385.8	374.6
Depreciation expense	52.6	49.4	47.0
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, gross	34.7	34.5
Buildings
Property, Plant and Equipment [Line Items]
Property, gross	241.4	234.1
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, gross	$ 844.5	$ 799.1